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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-21959
                                   -------------------------------

                           Centurion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 5860 Ridgeway Center Parkway, Suite 330         Memphis, Tennessee  38120
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)

                                  Tina H. Bloom

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (901) 766-9393
                                                    ----------------------------

Date of fiscal year end:        November 30, 2007
                          ------------------------------------

Date of reporting period:       March 30, 2007 - June 30, 2007
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Centurion Investment Trust
            _________________________________________________________________

By (Signature and Title)*       /s/ David C. Lenoir
                         ____________________________________________________
                                David C. Lenoir, President

Date      August 22, 2007
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


EXHIBIT A
---------

                                                    CENTURION INVESTMENT TRUST

                                                  CENTURION CHRISTIAN VALUES FUND

                                                         PROXY VOTING RECORD

This Report covers the period from the
Fund's inception, March 30, 2007,
through June 30, 2007
------------------------------------------------------------------------------------------------------------------------------------
                                     Shareholder  Brief Description                 Proposed      Did the  How did   Did Fund Vote
                                       Meeting    of the Matter                    by Issuer or    Fund   Fund Cast  For or Against
 Issuer Name        Symbol  CUSIP       Date      Voted On                       Security Holder?  Vote?  its Vote?   Management?
------------------------------------------------------------------------------------------------------------------------------------
Aeropostale           ARO   007865108  05/04/07   Item 1 - Directors                  Issuer        Yes     For            For
                                                  Item 2 - Amend 2002 Incentive plan  Issuer        Yes     For            For
                                                  Item 3 - Auditors                   Issuer        Yes     For            For
------------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals  ENDP  29264F205  05/30/07   Item 1 - Directors                  Issuer        Yes     For            For
                                                  Item 2 - Auditors                   Issuer        Yes     For            For
                                                  Item 3 - 2007 Incentive Plan        Issuer        Yes     For            For
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc      CAT   149123101  06/13/07   Item 1 - Directors                  Issuer        Yes     For            For
                                                  Item 2 - Auditors                   Issuer        Yes     For            For
                                                  Item 3 - Separate CEO/Chair       Shareholder     Yes     For          Against
                                                  Item 4 - Majority Vote Standard   Shareholder     Yes     No             For
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran      FCX   35671D857  07/10/07   Item 1 - Directors                  Issuer        Yes     For            For
                                                  Item 2 - Auditors                   Issuer        Yes     For            For
                                                  Item 3 - 2006 Incentive plan        Issuer        Yes     For            For
------------------------------------------------------------------------------------------------------------------------------------
Transaction Systems
Architects            TSAI  893416107  07/24/07   Item 1 - Directors                  Issuer        Yes     For            For
                                                  Item 2 - Name Change                Issuer        Yes     For            For
                                                  Item 3 - 2005 Incentive Plan        Issuer        Yes     For            For
                                                  Item 4 - Amend 1999 Emp. Stock plan Issuer        Yes     For            For
                                                  Item 5 - Auditors                   Issuer        Yes     For            For
------------------------------------------------------------------------------------------------------------------------------------